Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other investments
Non-current other investments	€ 2,087	€ 3,153
Short term investments	6,770	7,424
Equity securities
Other investments
Non-current other investments	1,084	1,279
Equity securities | Financial assets at fair value through other comprehensive income, category [member]
Other investments
Financial assets at fair value	1,044	306
Equity securities | Zegona shares [Member] | Level 3
Other investments
Financial assets at fair value		937
Bonds And Debt Securities [Member]
Other investments
Non-current other investments	1,003	1,874
Short-term investments
Other investments
Short term investments	3,431	5,280
Debt Securities Bonds And Debt Securities [Member]
Other investments
Short term investments	217	2,139
Debt Securities Bonds And Debt Securities [Member] | Japanese
Other investments
Short term investments	217	573
Debt Securities Bonds And Debt Securities [Member] | GERMANY
Other investments
Short term investments	0	498
Debt Securities Bonds And Debt Securities [Member] | FRANCE
Other investments
Short term investments	0	624
Debt Securities Bonds And Debt Securities [Member] | BELGIUM
Other investments
Short term investments	0	444
Debt Securities Managed Investment Funds [Member]
Other investments
Short term investments	€ 3,214	3,141
Liquid days	90 days
Collateral assets
Other investments
Short term investments	€ 1,169	1,010
Other investments
Other investments
Short term investments	2,170	1,134
Other investments | Level 1 | Financial assets at amortised cost
Other investments
Short term investments	317	365
Other investments | Level 2 | Financial assets at amortised cost
Other investments
Short term investments	769	788
Financial assets at fair value	862	864
Other investments | Level 3 | Financial assets at amortised cost
Other investments
Short term investments	13
Equity securities and managed investment funds | Level 1 | Financial assets at fair value
Other investments
Other investments	1,044	306
Equity securities and managed investment funds | Level 3 | Financial assets at fair value
Other investments
Other investments	0	937
Non Current Investments In Sovereign Securities [Member] | Level 1 | Financial assets at fair value
Other investments
Financial assets at fair value	899	909
Non Current Investments In Sovereign Securities [Member] | Level 1 | Financial assets at amortised cost
Other investments
Financial assets at fair value	915	913
Non Current German Bond Securities [Member]
Other investments
Financial assets at fair value	610	609
Non Current Dutch Bond Securities [Member]
Other investments
Financial assets at fair value	203	204
Non Current European Union government securities [Member]
Other investments
Financial assets at fair value	102	100
Debt securities [member] | VodafoneZiggo Group Holding B.V.
Other investments
Non-current other investments	€ 862	€ 864